Financial risk management (Schedule of detailed information about maturity of convertible debentures and derivative liabilities) (Details) - USD ($)	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	$ 4,294,559	$ 3,853,273
Derivative liabilities	421,409	1,570,675
Liquidity risk [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	4,642,143	4,040,479
Debenture payable	37,119	37,389
Liquidity risk [Member] | Less than three months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	2,553,796	2,492,556
Debenture payable	37,119	37,389
Liquidity risk [Member] | Three to six months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	1,644,597	1,376,673
Debenture payable	0	0
Liquidity risk [Member] | Six to twelve months [Member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures	443,750	171,250
Debenture payable	$ 0	$ 0